UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC  20549

                                   FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number  811-4204
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PC&J Preservation Fund
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(Exact name of registrant as specified in charter)

7812 McEwen Road, Suite 400     Dayton, OH  45459
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(Address of principal executive offices)   (Zip Code)

PC&J Service Corp.   7812 McEwen Road, Suite 400    Dayton, OH  45459
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(Name and address of agent for service)

Registrant's telephone number, including area code:  937-223-0600
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Date of fiscal year end:  December 31
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Date of reporting period: June 30, 2013
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Form  N-PX  is  to  be used by a registered management investment company, other
than  a  small business investment company registered on Form N-5 (   239.24 and
274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the
clearance requirements of 44 U.S.C.   3507.

 January 15, 2013
MAGNUM HUNTER RESOURCES CORPORATION Control# 109297911190 .
 2013 Annual Meeting of Shareholders

Thursday, January 17, 2013

For holders as of:  Monday, November 26, 2012

Cusip:  55973B-300  Ticker:  MHR.PR.D

THANK YOU FOR VOTING!

Below is a record of your voting instructions:
You elected to vote as recommended by the Board of Directors.
  Proposal(s)  Recommendations of the Board of Directors  Your Vote

4. THE APPROVAL OF THE AMENDMENT OF MAGNUM HUNTER'S CERTIFICATE OF INCORPORATION, AS AMENDED, TO INCREASE THE AUTHORIZED NUMBER OF SHARES OF MAGNUM HUNTER PREFERRED STOCK TO 15,000,000.
 For  For
6. THE APPROVAL OF AN ADJOURNMENT OF THE MEETING, IF NECESSARY, TO SOLICIT ADDITIONAL PROXIES IN FAVOR OF THE FOREGOING PROPOSAL.
 For  For

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November 12, 2012
TCW EMERGING MARKETS INCOME FUND CLASS I

Special Meeting of Shareholders

November 28, 2012

For holders as of:  September 28, 2012

Cusip: 87234N765     Ticker:  TGEIX


1. TO APPROVE A NEW INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT BETWEEN THE CORPORATION AND TCW INVESTMENT MANAGEMENT COMPANY, THE FUND'S CURRENT INVESTMENT ADVISER.


NOTE: The ballot for this proxy was mailed to Proxy Services with instructions to vote our shares in the same proportion as the vote of all other holders of the security.

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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PC&J Preservation Fund
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By: /s/________________________________________________________
          James M. Johnson, President

Date: July 29, 2013
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By: /s/_________________________________________________________
          Kathleen Carlson, Treasurer

Date:  July 29, 2013
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